October 27, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Fixed Income Trust (the "Trust")
         Short and Intermediate Term Bond Funds
            Evergreen Intermediate Term Bond Fund
            Evergreen Short-Duration Income Fund
            (formerly Evergreen Short-Intermediate Bond Fund)
         Nos. 333-37433/811-07246


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 13 to Registration Statement
Nos. 333-37433/811-07246) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 26, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                           Stephanie P. Thistlewood